Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Financial assets
FVTPL (Note 1)			$ 569.8
FVTPL (Note 4)	$ 3,504.6
Available-for-sale financial assets			98,248.5
FVTOCI (Note 5)	107,067.5
Held-to-maturity financial assets			20,821.7
Hedging financial assets	23.5		34.4
Loans and receivables (Note 2)			684,416.6
Amortized cost (Note 6)	745,585.8
Financial assets	856,181.4		804,091.0
Financial liabilities
FVTPL	40.8		26.7
Hedging derivative financial liabilities			15.6
Hedging financial liabilities	155.8	$ 5.1
Amortized cost	318,475.8		340,501.2
Financial liabilities	$ 318,672.4		$ 340,543.5